Segment, Product and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Year Ended December 31, 2015
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$560,399	131,390	691,789
Segment operating income (loss)	$59,506	(28,834)	30,672
Non operating income, net			2,195
Consolidated earnings before income taxes			$32,867
Significant noncash items:
Share Based Compensation	$1,206	612	1,818
Depreciation and amortization	$3,591	10,573	14,164

	Year Ended December 31, 2016
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$641,865	161,052	802,917
Segment operating income (loss)	$92,010	(32,775)	59,235
Non operating income, net			183
Consolidated earnings before income taxes			$59,418
Significant noncash items:
Share Based Compensation	$542	644	1,186
Depreciation and amortization	$3,685	10,071	13,756

	Year Ended December 31, 2017
	Driver IC	Non-driver products	Consolidated Total
	(in thousands)

Segment revenues	$529,847	155,320	685,167
Segment operating income (loss)	$43,021	(34,871)	8,150
Non operating income, net			22,188
Consolidated earnings before income taxes			$30,338
Significant noncash items:
Share Based Compensation	$365	733	1,098
Depreciation and amortization	$4,940	11,740	16,680

Schedule Of Revenues By Major Product lines By Reporting Segments [Table Text Block]
Revenues from the Company’s major product lines are summarized as follow:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

Display drivers for large-size applications	$224,423	272,906	224,798
Display drivers for mobile handsets applications	170,705	191,845	113,591
Display drivers for consumer electronics applications	165,271	177,114	191,458
Others	131,390	161,052	155,320
	$691,789	802,917	685,167

Revenue from External Customers by Geographic Areas [Table Text Block]
The following tables summarize information pertaining to the Company’s revenues from customers in different geographic region (based on customer’s headquarter location):

	Year Ended December 31,
	2015	2016	2017
	(in thousands)

China	$372,538	507,470	421,208
Taiwan	254,763	199,985	176,951
Other Asia Pacific (Philippines, Korea and Japan)	53,053	54,159	67,779
Europe and America	11,435	41,303	19,229
	$691,789	802,917	685,167

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The carrying values of the Company’s tangible long-lived assets are located in the following countries:

	December 31,
	2016	2017
	(in thousands)

Taiwan	$47,144	85,808
China	767	663
U.S.	61	33
Japan	21	19
Korea	179	150
	$48,172	86,673

Schedule Of Accounts Receivable From Significant Customers By Reporting Segments [Table Text Block]
Accounts receivable from significant customers, those representing 10% or more of total accounts receivable for the respective periods, is summarized as follows:

	December 31,
	2016	2017
	(in thousands)

Customer A and its affiliates	$55,681	61,100
Customer B and its affiliates	36,849	29,008
	$92,530	90,108

Sales Revenue, Net [Member]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Revenues from significant customers, those representing 10% or more of total revenue for the respective periods, are summarized as follows:

	Year Ended December 31,
	2015	2016	2017
	(in thousands)
Driver IC segment:
Customer A and its affiliates	$116,456	152,142	147,961
Customer B and its affiliates	126,953	113,300	102,493
	$243,409	265,442	250,454
Non-driver products segment:
Customer A and its affiliates	$22,345	27,873	28,767
Customer B and its affiliates	19,256	8,672	3,887
	$41,601	36,545	32,654